Eaton Vance
Enhanced Equity Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%(1)
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	40,035	$ 8,952,226
		$ 8,952,226
Biotechnology — 2.5%
AbbVie, Inc.	113,313	$ 19,435,446
		$ 19,435,446
Broadline Retail — 4.9%
Amazon.com, Inc.(2)	199,885	$ 38,627,776
		$ 38,627,776
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	72,843	$ 9,971,478
S&P Global, Inc.	24,561	10,954,206
Stifel Financial Corp.	99,513	8,374,019
Tradeweb Markets, Inc., Class A	112,517	11,926,802
		$ 41,226,505
Chemicals — 1.0%
Linde PLC	17,566	$ 7,708,136
		$ 7,708,136
Commercial Services & Supplies — 2.1%
GFL Environmental, Inc.	215,907	$ 8,405,260
Waste Management, Inc.	38,960	8,311,726
		$ 16,716,986
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.(2)	128,828	$ 11,316,252
Walmart, Inc.	279,051	18,894,543
		$ 30,210,795
Containers & Packaging — 1.1%
AptarGroup, Inc.	59,642	$ 8,398,190
		$ 8,398,190
Electric Utilities — 1.5%
NextEra Energy, Inc.	169,999	$ 12,037,629
		$ 12,037,629
Security	Shares	Value
Electrical Equipment — 1.3%
AMETEK, Inc.	64,160	$ 10,696,114
		$ 10,696,114
Entertainment — 2.3%
Netflix, Inc.(2)	22,357	$ 15,088,292
Spotify Technology SA(2)	8,892	2,790,221
		$ 17,878,513
Financial Services — 3.4%
Mastercard, Inc., Class A	22,200	$ 9,793,752
Shift4 Payments, Inc., Class A(2)	136,225	9,992,104
Visa, Inc., Class A	26,819	7,039,183
		$ 26,825,039
Ground Transportation — 1.7%
Uber Technologies, Inc.(2)	190,126	$ 13,818,358
		$ 13,818,358
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc.(2)	26,154	$ 11,634,607
		$ 11,634,607
Health Care Providers & Services — 3.0%
Elevance Health, Inc.	24,446	$ 13,246,310
Tenet Healthcare Corp.(2)	78,269	10,412,125
		$ 23,658,435
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	25,693	$ 6,211,797
		$ 6,211,797
Insurance — 3.6%
Allstate Corp.	92,290	$ 14,735,021
W.R. Berkley Corp.	175,834	13,817,036
		$ 28,552,057
Interactive Media & Services — 8.9%
Alphabet, Inc., Class C	208,922	$ 38,320,473
Meta Platforms, Inc., Class A	63,233	31,883,343
		$ 70,203,816
IT Services — 2.1%
Accenture PLC, Class A	15,555	$ 4,719,542
Gartner, Inc.(2)	25,994	11,672,866
		$ 16,392,408

Eaton Vance
Enhanced Equity Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	19,901	$ 11,005,253
		$ 11,005,253
Machinery — 0.8%
Parker-Hannifin Corp.	12,145	$ 6,143,062
		$ 6,143,062
Media — 0.4%
Comcast Corp., Class A	78,194	$ 3,062,077
		$ 3,062,077
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	144,372	$ 16,513,269
		$ 16,513,269
Pharmaceuticals — 4.0%
Eli Lilly & Co.	22,855	$ 20,692,460
Novo Nordisk AS ADR	76,466	10,914,757
		$ 31,607,217
Professional Services — 3.5%
Automatic Data Processing, Inc.	24,996	$ 5,966,295
Booz Allen Hamilton Holding Corp.	49,763	7,658,526
TransUnion	186,341	13,819,049
		$ 27,443,870
Real Estate Management & Development — 0.8%
CoStar Group, Inc.(2)	86,832	$ 6,437,724
		$ 6,437,724
Semiconductors & Semiconductor Equipment — 12.9%
Analog Devices, Inc.	50,442	$ 11,513,891
Broadcom, Inc.	13,231	21,242,767
Lam Research Corp.	7,153	7,616,872
NVIDIA Corp.	498,801	61,621,876
		$101,995,406
Software — 11.8%
Fair Isaac Corp.(2)	6,064	$ 9,027,234
Intuit, Inc.	8,794	5,779,505
Microsoft Corp.	162,332	72,554,287
Palo Alto Networks, Inc.(2)	18,008	6,104,892
		$ 93,465,918
Security	Shares	Value
Specialty Retail — 2.4%
Burlington Stores, Inc.(2)	41,030	$ 9,847,200
TJX Cos., Inc.	83,744	9,220,214
		$ 19,067,414
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	272,239	$ 57,338,978
		$ 57,338,978
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	60,726	$ 4,576,919
		$ 4,576,919
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	35,160	$ 6,194,489
		$ 6,194,489
Total Common Stocks (identified cost $420,025,031)		$794,036,429

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	1,484,930	$ 1,484,930
Total Short-Term Investments (identified cost $1,484,930)		$ 1,484,930
Total Investments — 100.7% (identified cost $421,509,961)		$795,521,359
Total Written Covered Call Options — (0.6)% (premiums received $5,734,642)		$ (4,398,206)
Other Assets, Less Liabilities — (0.1)%		$ (821,127)
Net Assets — 100.0%		$790,302,026
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2024 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Eaton Vance
Enhanced Equity Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) — (0.6)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	565	$9,690,880	$170	7/12/24	$ (194,642)
Accenture PLC, Class A	75	2,275,575	315	7/26/24	(18,938)
Allstate Corp.	470	7,504,020	165	7/19/24	(59,925)
Alphabet, Inc., Class C	1,040	19,075,680	195	7/26/24	(233,480)
Amazon.com, Inc.	995	19,228,375	210	8/2/24	(400,487)
AMETEK, Inc.	320	5,334,720	175	7/19/24	(9,600)
Analog Devices, Inc.	250	5,706,500	245	7/26/24	(45,000)
Apple, Inc.	1,370	28,854,940	215	7/12/24	(243,175)
Automatic Data Processing, Inc.	120	2,864,280	255	7/26/24	(18,000)
BJ's Wholesale Club Holdings, Inc.	665	5,841,360	95	7/19/24	(11,638)
Booz Allen Hamilton Holding Corp.	245	3,770,550	155	7/19/24	(61,250)
Broadcom, Inc.	65	10,435,945	18	7/19/24	(90,350)
Burlington Stores, Inc.	160	3,840,000	255	7/12/24	(14,800)
Comcast Corp., Class A	390	1,527,240	40	7/26/24	(27,690)
ConocoPhillips	720	8,235,360	116	7/26/24	(143,280)
CoStar Group, Inc.	430	3,188,020	80	7/19/24	(11,825)
Elevance Health, Inc.	125	6,773,250	550	7/19/24	(97,500)
Eli Lilly & Co.	110	9,959,180	930	7/19/24	(117,975)
Fair Isaac Corp.	30	4,465,980	1,640	8/16/24	(90,819)
Gartner, Inc.	125	5,613,250	450	7/19/24	(108,750)
HEICO Corp.	200	4,472,200	240	7/19/24	(45,000)
Intercontinental Exchange, Inc.	360	4,928,040	140	7/19/24	(25,200)
Intuit, Inc.	40	2,628,840	680	8/2/24	(37,000)
Intuitive Surgical, Inc.	130	5,783,050	450	7/19/24	(147,550)
Lam Research Corp.	35	3,726,975	1,110	7/19/24	(66,500)
Linde PLC	85	3,729,885	465	8/16/24	(38,250)
Marriott International, Inc., Class A	125	3,022,125	255	8/2/24	(33,125)
Mastercard, Inc., Class A	120	5,293,920	465	7/12/24	(5,220)
Meta Platforms, Inc., Class A	315	15,882,930	550	7/26/24	(312,637)
Microsoft Corp.	810	36,202,950	465	7/26/24	(402,975)
Netflix, Inc.	110	7,423,680	725	7/19/24	(140,800)
NextEra Energy, Inc.	845	5,983,445	75	7/12/24	(12,675)
NIKE, Inc., Class B	300	2,261,100	80	8/2/24	(28,977)
Novo Nordisk AS ADR	380	5,424,120	150	7/12/24	(26,600)
NVIDIA Corp.	2,550	31,502,700	140	7/19/24	(290,700)
Palo Alto Networks, Inc.	90	3,051,090	360	8/2/24	(53,550)
Parker-Hannifin Corp.	60	3,034,860	520	7/19/24	(28,200)
S&P Global, Inc.	120	5,352,000	455	7/26/24	(65,100)
Shift4 Payments, Inc., Class A	680	4,987,800	78	7/19/24	(102,000)
Spotify Technology SA	40	1,255,160	315	7/12/24	(29,300)
Tenet Healthcare Corp.	405	5,387,715	145	7/19/24	(29,363)
Thermo Fisher Scientific, Inc.	95	5,253,500	590	7/26/24	(30,400)
TJX Cos., Inc.	415	4,569,150	111	7/12/24	(37,765)
T-Mobile U.S., Inc.	175	3,083,150	185	7/12/24	(6,125)
Tradeweb Markets, Inc., Class A	560	5,936,000	110	7/19/24	(37,800)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
TransUnion	930	$6,896,880	$75	7/19/24	$ (172,050)
Uber Technologies, Inc.	950	6,904,600	78	7/19/24	(49,400)
Visa, Inc., Class A	130	3,412,110	285	7/26/24	(11,960)
W.R. Berkley Corp.	875	6,875,750	37	7/19/24	(10,938)
Walmart, Inc.	1,395	9,445,545	68	7/12/24	(84,397)
Waste Management, Inc.	190	4,053,460	220	7/26/24	(37,525)
Total					$(4,398,206)
Abbreviations:
ADR	– American Depositary Receipt
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,484,930, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,272,544	$124,931,014	$(133,718,628)	$ —	$ —	$1,484,930	$327,999	1,484,930
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$794,036,429*	$ —	$ —	$794,036,429
Short-Term Investments	1,484,930	—	—	1,484,930
Total Investments	$795,521,359	$ —	$ —	$795,521,359
Liability Description
Written Covered Call Options	$ (4,398,206)	$ —	$ —	$ (4,398,206)
Total	$ (4,398,206)	$ —	$ —	$ (4,398,206)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.